Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (4)	$ 24	$ (8)	$ 27